Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill impairment	$ 0	$ 0	$ 0	$ 0	$ 0
Trade names
Non-cash trade name impairment charge	$ 0	$ 0	$ 0	$ 0	$ 0